Note 21 - Financial Income, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Interest Income and Interest Expense Disclosure [Text Block]
21—FINANCIAL
INCOME, NET

Interest (expense) income, net consists of the following:

	2018	2017	2016
Interest income	19	18	21
Interest expense	(111)	(44)	(57)
Warrants exercised / forfeited	889	625	174
Changes in fair value of Financial Instrument (1)	–	2,044	3,811
Total	797	2,643	3,949

(1)	For more details on the fair value of Financial Instruments, please refer to Notes 14 - 2 and 25.